Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
Black Knight
As a result of the BK Distribution, we have reclassified the financial results of Black Knight to discontinued operations for all periods presented in our Condensed Consolidated Statements of Operations for the three months ended March 31, 2017. We retained no ownership in Black Knight. Subsequent to the BK Distribution, Black Knight is considered a related party to FNF.
We have various agreements with Black Knight to provide technology, data and analytics services, as well as corporate shared services and information technology. We are also a party to certain other agreements under which we incur other expenses or receive revenues from Black Knight. We expect to continue utilizing Black Knight to provide technology and data and analytics services for the foreseeable future. The cash inflows and outflows from and to Black Knight as well as revenues and expenses included in continuing operations in the three months ended March 31, 2018 which were previously eliminated in our condensed consolidated financial statements as intra-entity transactions are not material to our results of operations.
A reconciliation of the operations of Black Knight to the Statement of Operations is shown below (in millions):

Three months ended March 31,

2017
(Unaudited)
Revenues:
Escrow, title-related and other fees	$248
Realized gains and losses, net	(2)
Total revenues	246
Expenses:
Personnel costs	101
Other operating expenses	45
Depreciation and amortization	53
Interest expense	15
Total expenses	214
Earnings from discontinued operations before income taxes	32
Income tax expense	10
Net earnings from discontinued operations	22
Less: Net earnings attributable to non-controlling interests	12
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	$10

Cash flow from discontinued operations data:
Net cash provided by operations	$49
Net cash used in investing activities	(16)

FNFV
As a result of the FNFV Split-Off we have reclassified the financial results of FNFV Group to discontinued operations for the three months ended March 31, 2017 in our Consolidated Statements of Earnings. Subsequent to the FNFV Split-Off, Cannae is considered a related party to FNF. The cash inflows and outflows from and to Cannae as well as revenues and expenses included in continuing operations in the three months ended March 31, 2018 which were previously eliminated in our condensed consolidated financial statements as intra-entity transactions, are not material to our results of operations.
In conjunction with the FNFV Split-Off, FNTIC, Chicago Title, and Commonwealth Title contributed an aggregate of $100 million to Cannae in exchange for 5,706,134 shares of Cannae common stock. As of March 31, 2018, we own approximately 8.1% of Cannae's outstanding common equity. In addition, we issued to Cannae a revolver note (the "Cannae Revolver") in the aggregate principal amount of up to $100 million, which accrues interest at LIBOR plus 450 basis points and matures on the five-year anniversary of the date of the Cannae Revolver. The maturity date is automatically extended for additional five-year terms unless notice of non-renewal is otherwise provided by either FNF or Cannae, in their sole discretion. As of March 31, 2018, there is no outstanding balance under the Cannae Revolver.
In connection with the FNFV Split-Off, the following material agreements were entered into by and between the Company and Cannae (the “Split-Off Agreements”):
•a Reorganization Agreement, dated as of November 17, 2017, by and between the Company and Cannae, which provides for, among other things, the principal corporate transactions required to effect the Split-Off, certain conditions to the Split-Off and provisions governing the relationship between the Company and Cannae with respect to and resulting from the Split-Off;
•a Tax Matters Agreement, dated as of November 17, 2017, by and between the Company and Cannae, which governs the Company’s and Cannae’s respective rights, responsibilities and obligations with respect to taxes and tax benefits, the filing of tax returns, the control of audits and other tax matters; and
•a Voting Agreement, dated as of November 17, 2017, by and between the Company and Cannae, pursuant to which the Company agrees to appear or cause all shares of Cannae common stock that the Company or its subsidiaries, as applicable, own after the Split-Off to be counted as present at any meeting of the stockholders of Cannae for the purpose of establishing a quorum, and agrees to vote all of such shares of Cannae common stock (or cause them to be voted) in the same manner as, and in the same proportion to, all shares voted by holders of Cannae common stock (other than the Company and its subsidiaries).
A summary of the operations of FNFV included in discontinued operations is shown below:

Three months ended March 31,

2017
(Unaudited)
Revenues:
Escrow, title-related and other fees	$49
Restaurant revenue	273
Interest and investment income	1
Realized gains and losses, net	5
Total revenues	328
Expenses:
Personnel costs	46
Other operating expenses	25
Cost of restaurant revenue	236
Depreciation and amortization	16
Interest expense	4
Total expenses	327
Earnings from discontinued operations before income taxes	1
Income tax expense	(2)
Earnings from continuing operations before equity in (losses) earnings of unconsolidated affiliates	3
Equity in (losses) earnings of unconsolidated affiliates	(4)
Net earnings (loss) from discontinued operations	(1)
Less: Net earnings attributable to non-controlling interests	(2)
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	$1

Cash flow from discontinued operations data:
Net cash provided by operations	$15
Net cash used in investing activities	(27)

Reconciliation to Consolidated Financial Statements
A reconciliation of the net earnings of Black Knight and FNFV to the Statement of Earnings is shown below:

Three months ended March 31,

2017
(Unaudited)
Earnings from discontinued operations attributable to Black Knight	$22
Loss from discontinued operations attributable to FNFV	(1)
Net earnings from discontinued operations, net of tax	$21

Discontinued Operations
Black Knight
As a result of the BK Distribution, we have reclassified the assets and liabilities divested as assets and liabilities of discontinued operations in our Consolidated Balance Sheet as of December 31, 2016.  Further, the financial results of Black Knight have been reclassified to discontinued operations for all periods presented in our Consolidated Statements of Earnings. We retained no ownership in Black Knight.
We have various agreements with Black Knight to provide technology, data and analytics services, as well as corporate shared services and information technology. We are also a party to certain other agreements under which we incur other expenses or receive revenues from Black Knight. We expect to continue utilizing Black Knight to provide technology and data and analytics services for the foreseeable future. Subsequent to the BK Distribution, Black Knight is considered a related party for FNF. The cash inflows and outflows from and to Black Knight as well as revenues and expenses included in continuing operations subsequent to September 29, 2017, the date of the BK Distribution, which were previously eliminated in our consolidated financial statements as intra-entity transactions, are not material to our results of operations for the year ended December 31, 2017.
A summary of the operations of Black Knight included in discontinued operations is shown below:

	Year Ended December 31,
	2017	2016	2015
Revenues:	(in millions)
Escrow, title-related and other fees	$745	$963	$874
Realized gains and losses, net	(13)	—	(5)
Total revenues	732	963	869
Expenses:
Personnel costs	292	393	377
Other operating expenses	145	190	156
Depreciation and amortization	154	208	195
Interest expense	42	62	49
Total expenses	633	853	777
Earnings from discontinued operations before income taxes	99	110	92
Income tax expense	40	36	35
Net earnings from discontinued operations	59	74	57
Less: Net earnings attributable to non-controlling interests	36	47	28
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	$23	$27	$29

Cash flow from discontinued operations data:
Net cash provided by operations	$240	$326	$248
Net cash used in investing activities	(46)	(230)	(103)

A summary of the financial position of Black Knight included as assets and liabilities of discontinued operations is shown below:

December 31, 2016
(in millions)
Cash and cash equivalents	$130
Short term investments	4
Trade and notes receivable	157
Goodwill	2,304
Prepaid expenses and other assets	184
Capitalized software, net	450
Other intangible assets, net	359
Property and equipment, net	173
Total assets of discontinued operations	$3,761

Accounts payable and accrued liabilities	$287
Notes payable	1,526
Income taxes payable	26
Deferred tax liabilities	334
Total liabilities of discontinued operations	$2,173

FNFV
As a result of the FNFV Split-Off we have reclassified the assets and liabilities divested as assets and liabilities of discontinued operations in our Consolidated Balance Sheet as of December 31, 2016.  Further, the financial results of FNFV Group have been reclassified to discontinued operations for all periods presented in our Consolidated Statements of Earnings. Subsequent to the FNFV Split-Off, Cannae is considered a related party for FNF. The cash inflows and outflows from and to Cannae as well as revenues and expenses included in continuing operations subsequent to November 17, 2017, the date of the FNFV Split-Off, which were previously eliminated in our consolidated financial statements as intra-entity transactions, are not material to our results of operations for the year ended December 31, 2017.
In conjunction with the FNFV Split-Off, FNTIC, Chicago Title, and Commonwealth Title contributed an aggregate of $100 million to Cannae in exchange for 5,706,134 shares of Cannae common stock. As of December 31, 2017, we own approximately 8.1% of Cannae's outstanding common equity. In addition we issued to Cannae a revolver note (the "Cannae Revolver") in the aggregate principal amount of up to $100 million, which accrues interest at LIBOR plus 450 basis points and matures on the five-year anniversary of the date of the revolver note. The maturity date is automatically extended for additional five-year terms unless notice of non-renewal is otherwise provided by either FNF or Cannae, in their sole discretion. As of December 31, 2017, there is no outstanding balance under the Cannae Revolver.
In connection with the FNFV Split-Off, the following material agreements were entered into by and between the Company and Cannae (the “Split-Off Agreements”):
•a Reorganization Agreement, dated as of November 17, 2017, by and between the Company and Cannae, which provides for, among other things, the principal corporate transactions required to effect the Split-Off, certain conditions to the Split-Off and provisions governing the relationship between the Company and Cannae with respect to and resulting from the Split-Off;
•a Tax Matters Agreement, dated as of November 17, 2017, by and between the Company and Cannae, which governs the Company’s and Cannae’s respective rights, responsibilities and obligations with respect to taxes and tax benefits, the filing of tax returns, the control of audits and other tax matters; and
•a Voting Agreement, dated as of November 17, 2017, by and between the Company and Cannae, pursuant to which the Company agrees to appear or cause all shares of Cannae common stock that the Company or its subsidiaries, as applicable, own after the Split-Off to be counted as present at any meeting of the stockholders of Cannae, for the purpose of establishing a quorum, and agrees to vote all of such shares of Cannae common stock (or cause them to be voted) in the same manner as, and in the same proportion to, all shares voted by holders of Cannae common stock (other than the Company and its subsidiaries).
A summary of the operations of FNFV included in discontinued operations is shown below:

	Year Ended December 31,
	2017	2016	2015
Revenues:	(in millions)
Escrow, title-related and other fees	$111	$168	$204
Restaurant revenue	981	1,158	1,412
Interest and investment income	5	3	2
Realized gains and losses, net	277	6	(19)
Total revenues	1,374	1,335	1,599
Expenses:
Personnel costs	148	165	158
Other operating expenses	94	106	167
Cost of restaurant revenue	861	984	1,195
Depreciation and amortization	51	63	65
Interest expense	9	10	8
Total expenses	1,163	1,328	1,593
Earnings from discontinued operations before income taxes	211	7	6
Income tax expense (benefit)	103	(11)	(19)
Earnings from continuing operations before equity in (losses) earnings of unconsolidated affiliates	108	18	25
Equity in losses of unconsolidated affiliates	(12)	(22)	(22)
Net earnings (loss) from discontinued operations	96	(4)	3
Less: Net (losses) earnings attributable to non-controlling interests	(13)	—	16
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	$109	$(4)	$(13)

Cash flow from discontinued operations data:
Net cash (used in) provided by operations	$(134)	$81	$29
Net cash (used in) provided by investing activities	(11)	67	166

A summary of the financial position of FNFV included as assets and liabilities of discontinued operations is shown below:

December 31, 2016
(in millions)
Investments:
Fixed maturities available for sale, at fair value	$25
Equity securities available for sale, at fair value	52
Investments in unconsolidated affiliates	407
Other long term investments	12
Short term investments	2
Total investments	498
Cash and cash equivalents	144
Trade and notes receivable	52
Goodwill	206
Prepaid expenses and other assets	33
Capitalized software, net	16
Deferred tax assets	58
Other intangible assets, net	200
Property and equipment, net	251
Total assets of discontinued operations	$1,458

Accounts payable and accrued liabilities	$214
Notes payable	233
Income taxes payable	18
Total liabilities of discontinued operations	$465

As a result of the reclassification of the assets and liabilities of FNFV to assets and liabilities of discontinued operations, the deferred tax assets of FNFV, which were formerly netted with our consolidated deferred tax liability in our Condensed Consolidated Balance Sheet as of December 31, 2016, were reclassified to assets of discontinued operations resulting in an increase to both our assets and liabilities of $58 million as of December 31, 2016.
Reconciliation to Consolidated Financial Statements
A reconciliation of the net earnings of Black Knight and FNFV to the Statement of Operations is shown below:

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Earnings from discontinued operations attributable to Black Knight	$59	$74	$57
Earnings (loss) from discontinued operations attributable to FNFV	96	(4)	3
Total earnings from discontinued operations, net of tax	$155	$70	$60

A reconciliation of the financial position of Black Knight and FNFV to the Balance Sheet is shown below:

December 31, 2016
(in millions)
Assets:
Assets of discontinued operations attributable to Black Knight	$3,761
Assets of discontinued operations attributable to FNFV	1,458
Total assets of discontinued operations	$5,219
Liabilities:
Liabilities of discontinued operations attributable to Black Knight	$2,173
Liabilities of discontinued operations attributable to FNFV	465
Total liabilities of discontinued operations	$2,638